Document And Entity Information	3 Months Ended
Mar. 31, 2016
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Entity Registrant Name	REGENERX BIOPHARMACEUTICALS INC
Entity Central Index Key	0000707511
Entity Filer Category	Smaller Reporting Company